Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2021	$ 166,088	$ 6,445	$ 981,827	$ 102,646	$ (128)	$ 183	$ (924,885)
Loss for the period	(131,643)						(131,643)
Translation adjustment	(1,025)					(1,025)
Remeasurement of defined benefit pension liability	3,618			(3,618)
Share of other comprehensive income (loss) in joint venture	0
Other comprehensive (loss) income for the period	2,593			3,618		(1,025)
Total comprehensive loss for the period	(129,050)			3,618		(1,025)	(131,643)
Issuance of shares to be held as treasury shares	0	254			(254)
Issuance of shares, Deerfield exchange agreement, net of transaction costs	19,834		19,640		194
Issuance of shares, share purchase agreement, net of transaction costs	6,130		6,070		60
Vestings of RSUs	0		(27)		27
Share-based compensation expense	41,781			41,781
Increase (decrease) through transactions with owners, equity	67,745	254	25,683	41,781	27
Equity, ending balance at Sep. 30, 2022	104,783	6,699	1,007,510	148,045	(101)	(842)	(1,056,528)
Equity, beginning balance at Jun. 30, 2022	115,346	6,445	981,818	133,480	(119)	(358)	(1,005,920)
Loss for the period	(50,608)						(50,608)
Translation adjustment	(484)					(484)
Remeasurement of defined benefit pension liability	0
Share of other comprehensive income (loss) in joint venture	0
Other comprehensive (loss) income for the period	(484)			0		(484)
Total comprehensive loss for the period	(51,092)			0		(484)	(50,608)
Issuance of shares to be held as treasury shares	0	254			(254)
Issuance of shares, Deerfield exchange agreement, net of transaction costs	19,834		19,640		194
Issuance of shares, share purchase agreement, net of transaction costs	6,130		6,070		60
Vestings of RSUs	0		(18)		18
Share-based compensation expense	14,565			14,565
Increase (decrease) through transactions with owners, equity	40,529	254	25,692	14,565	18
Equity, ending balance at Sep. 30, 2022	104,783	6,699	1,007,510	148,045	(101)	(842)	(1,056,528)
Equity, beginning balance at Dec. 31, 2022	88,727	7,312	1,007,452	155,683	(679)	(356)	(1,080,685)
Loss for the period	(154,350)						(154,350)
Translation adjustment	17					17
Remeasurement of defined benefit pension liability	0
Share of other comprehensive income (loss) in joint venture	(624)			624
Other comprehensive (loss) income for the period	(607)			(624)		17
Total comprehensive loss for the period	(154,957)			(624)		17	(154,350)
Vestings of RSUs	0		111		(111)
Issuance of shares, 2022 Employee Stock Purchase Plan	(774)		(747)		(27)
Share-based compensation expense	11,275			11,275
Increase (decrease) through transactions with owners, equity	12,049	0	636	11,275	138
Equity, ending balance at Sep. 30, 2023	(54,181)	7,312	1,008,088	166,334	(541)	(339)	(1,235,035)
Equity, beginning balance at Jun. 30, 2023	(8,589)	7,312	1,007,755	164,175	(557)	(46)	(1,187,228)
Loss for the period	(47,807)						(47,807)
Translation adjustment	(293)					(293)
Remeasurement of defined benefit pension liability	0
Share of other comprehensive income (loss) in joint venture	76			76
Other comprehensive (loss) income for the period	(217)			76		(293)
Total comprehensive loss for the period	(48,024)			76		(293)	(47,807)
Issuance of shares, 2022 Employee Stock Purchase Plan	349		333		16
Share-based compensation expense	2,083			2,083
Increase (decrease) through transactions with owners, equity	2,432	0	333	2,083	16
Equity, ending balance at Sep. 30, 2023	$ (54,181)	$ 7,312	$ 1,008,088	$ 166,334	$ (541)	$ (339)	$ (1,235,035)